CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 30, 2012		Dec. 31, 2011
Assets
Cash and cash equivalents	16.6	12.2		25.1
Restricted cash	0.7	3.7
Accounts receivable	114.0	140.8
Inventories	125.0	131.5
Prepaids and other	8.9	13.0
Assets held for sale	34.30	56.20
Assets, Current	299.5	357.4
Property, plant and equipment	611.60	614.10
Goodwill	56.70	56.70
Deferred income tax assets		0
Other assets	11.00	11.90
Assets	978.8	1,040.1
Liabilities
Accounts payable and accrued liabilities	113.80	97.50
Current portion of long-term debt	6.6	6.7
Liabilities associated with assets held for sale	15.20	14.80
Liabilities, Current	135.6	119.0
Long-term debt	422.00	458.90
Employee future benefits	289.7	300.4
Other long-term obligations	8.9	9.0
Deferred credits		0
Total liabilities not subject to compromise		887.3
Liabilities subject to compromise		0
Total liabilities	856.2	887.3
Shareholders deficiency
Predecessor common stock	144.9	144.9
Successor common stock		144.90
Additional paid-in capital	0	0
Deficit	(35.20)	0
Accumulated other comprehensive loss	6.60	0
Stockholders' Equity Attributable to Parent	116.3	144.9
Non-controlling interest (deficit)	6.3	7.9
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	122.60	152.80
Liabilities and Equity	978.8	1,040.1
Plan Of Arrangement Adjustments [Member]
Assets
Cash and cash equivalents		(10.5)	[1]
Restricted cash		(6.1)	[1]
Accounts receivable		(4.0)	[2]
Inventories		0
Prepaids and other		0
Assets held for sale		0
Assets, Current		(20.6)
Property, plant and equipment		0
Goodwill		0
Deferred income tax assets		0
Other assets		9.31
Assets		(11.3)
Liabilities
Accounts payable and accrued liabilities		12.22
Current portion of long-term debt		0
Liabilities associated with assets held for sale		0.52
Liabilities, Current		12.7
Long-term debt		243.53
Employee future benefits		0
Other long-term obligations		0
Total liabilities not subject to compromise		256.2
Liabilities subject to compromise		(875.5)	[2]
Total liabilities		(619.3)
Shareholders deficiency
Predecessor common stock		144.9
Successor common stock		144.95
Additional paid-in capital		0
Deficit		463.16
Accumulated other comprehensive loss		0
Stockholders' Equity Attributable to Parent		608.0
Non-controlling interest (deficit)		0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		608.00
Liabilities and Equity		(11.3)
Fresh Start Accounting Adjustments [Member]
Assets
Cash and cash equivalents		0
Restricted cash		0
Accounts receivable		0
Inventories		0
Prepaids and other		(7.1)	[3]
Assets held for sale		12.07
Assets, Current		4.9
Property, plant and equipment		257.47
Goodwill		56.77
Deferred income tax assets		(2.5)	[3]
Other assets		0
Assets		316.5
Liabilities
Accounts payable and accrued liabilities		0
Current portion of long-term debt		0
Liabilities associated with assets held for sale		(2.30)	[3]
Liabilities, Current		(2.3)
Long-term debt		0
Employee future benefits		0
Other long-term obligations		0
Deferred credits		(9.6)	[3]
Total liabilities not subject to compromise		(11.9)
Liabilities subject to compromise		0
Total liabilities		(11.9)
Shareholders deficiency
Predecessor common stock		(1,035.2)	[4]
Successor common stock		0
Additional paid-in capital		(16.7)	[4]
Deficit		1,225.08
Accumulated other comprehensive loss		114.18
Stockholders' Equity Attributable to Parent		287.2
Non-controlling interest (deficit)		41.2
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		328.47
Liabilities and Equity		316.5
Predecessor [Member]
Assets
Cash and cash equivalents		22.7
Restricted cash		9.8
Accounts receivable		144.8
Inventories		131.5
Prepaids and other		20.1
Assets held for sale		44.20
Assets, Current		373.1
Property, plant and equipment		356.70
Goodwill		0
Deferred income tax assets		2.5
Other assets		2.60
Assets		734.9
Liabilities
Accounts payable and accrued liabilities		85.30
Current portion of long-term debt		6.7
Liabilities associated with assets held for sale		16.60
Liabilities, Current		108.6
Long-term debt		215.40
Employee future benefits		300.4
Other long-term obligations		9.0
Deferred credits		9.6
Total liabilities not subject to compromise		643.0
Liabilities subject to compromise		875.5
Total liabilities		1,518.5
Shareholders deficiency
Predecessor common stock		1,035.2
Successor common stock		0
Additional paid-in capital		16.7
Deficit		(1,688.10)
Accumulated other comprehensive loss		(114.10)
Stockholders' Equity Attributable to Parent		(750.3)
Non-controlling interest (deficit)		(33.3)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest		(783.60)
Liabilities and Equity		734.9

[1]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 1)"
[2]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 2)"
[3]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 5)"
[4]	The net adjustments to common stock, additional paid-in-capital, deficit, and accumulated other comprehensive loss included the adjustments required to state assets and liabilities of the Successor company at fair value, which resulted in a gain of $328.4 million included in Reorganization items, net ($328.3 million) and Loss from discontinued operations net of tax ($0.1 million) in the company's consolidated statements of earnings (loss), and the elimination of the Predecessor company's equity accounts pursuant to fresh start accounting.